Summary of significant accounting and reporting policies - Schedule of Average and Closing Exchange Rate for the U.S. Dollar (Details)	12 Months Ended
	Dec. 31, 2025 uSD_to_EUR	Dec. 31, 2025 uSD_to_GBP uSD_to_EUR	Dec. 31, 2025 uSD_to_EUR uSD_to_SGD	Dec. 31, 2025 uSD_to_EUR uSD_to_NIS	Dec. 31, 2025 uSD_to_EUR uSD_To_CHF	Dec. 31, 2024 uSD_to_EUR	Dec. 31, 2024 uSD_to_GBP uSD_to_EUR	Dec. 31, 2024 uSD_to_SGD uSD_to_EUR	Dec. 31, 2024 uSD_to_EUR uSD_to_NIS	Dec. 31, 2023 uSD_to_EUR	Dec. 31, 2023 uSD_to_GBP uSD_to_EUR	Dec. 31, 2023 uSD_to_SGD uSD_to_EUR	Dec. 31, 2023 uSD_to_EUR uSD_to_NIS	Dec. 31, 2025 uSD_to_GBP	Dec. 31, 2025 uSD_to_SGD	Dec. 31, 2025 uSD_to_NIS	Dec. 31, 2025 uSD_To_CHF	Dec. 31, 2024 uSD_to_GBP	Dec. 31, 2024 uSD_to_SGD	Dec. 31, 2024 uSD_to_NIS	Dec. 31, 2023 uSD_to_GBP	Dec. 31, 2023 uSD_to_SGD	Dec. 31, 2023 uSD_to_NIS
Corporate information and statement of IFRS compliance [abstract]
Average rate	1.1293	1.3190	0.7652	0.2902	1.2053	1.0821	1.2794	0.7485	0.2703	1.0816	1.2435	0.7447	0.2716
Closing rate	1.1750	1.1750	1.1750	1.1750	1.1750	1.0389	1.0389	1.0389	1.0389	1.1050	1.1050	1.1050	1.1050	1.3466	0.7779	0.3136	1.2615	1.2529	0.7335	0.2742	1.2714	0.7573	0.2763